DERIVATIVES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Text Block]
4.	DERIVATIVES.

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices and interest rates. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company’s purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold. For the three and nine months ended September 30, 2011 and 2010, the Company did not designate any of its derivatives as cash flow hedges.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into forward contracts for those commodities. These derivatives are not designated for special hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized gains of $395,000 and $0 as the change in the fair value of these contracts for the three months ended September 30, 2011 and 2010, respectively. The notional balances remaining on these contracts were $1,612,000 and $237,000 as of September 30, 2011 and December 31, 2010, respectively.

Interest Rate Risk – The Company, through the Plant Owners, used derivative instruments to minimize significant unanticipated income fluctuations that may arise from rising variable interest rate costs associated with existing and anticipated borrowings. To meet these objectives the Company purchased interest rate caps and swaps. On the Effective Date, all interest rate caps and swaps were removed from the Company’s consolidated statement of position. For the three and nine months ended September 30, 2010, the Company recognized gains from undesignated hedges of $0 and $1,227,000 in interest expense, net, respectively.

Non Designated Derivative Instruments – The Company classified its derivative instruments not designated as hedging instruments of $140,000 and $15,000 in accrued liabilities as of September 30, 2011 and December 31, 2010, respectively.

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follow (in thousands):

		Realized Gains
		For the Nine Months Ended September 30,
Type of Instrument	Statement of Operations Location	2011	2010
Commodity contracts	Cost of goods sold	$460	$—
		$460	$—

		Unrealized Gains (Losses)
		For the Nine Months Ended September 30,
Type of Instrument	Statement of Operations Location	2011	2010
Commodity contracts	Cost of goods sold	$(126)	$—
Interest rate contracts	Interest expense, net	—	1,227
		$(126)	$1,227

5.	DERIVATIVES.

The business and activities of the Company expose it to a variety of market risks, including risks related to changes in commodity prices and interest rates. The Company monitors and manages these financial exposures as an integral part of its risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results.

Commodity Risk – Cash Flow Hedges – The Company uses derivative instruments to protect cash flows from fluctuations caused by volatility in commodity prices for periods of up to twelve months in order to protect gross profit margins from potentially adverse effects of market and price volatility on ethanol sale and purchase commitments where the prices are set at a future date and/or if the contracts specify a floating or index-based price for ethanol. In addition, the Company hedges anticipated sales of ethanol to minimize its exposure to the potentially adverse effects of price volatility. These derivatives may be designated and documented as cash flow hedges and effectiveness is evaluated by assessing the probability of the anticipated transactions and regressing commodity futures prices against the Company’s purchase and sales prices. Ineffectiveness, which is defined as the degree to which the derivative does not offset the underlying exposure, is recognized immediately in cost of goods sold.

For the year ended December 31, 2010, the Company did not designate any of its derivatives as cash flow hedges. For the year ended December 31, 2009, the Company did designate certain of its derivatives as cash flow hedges, resulting in an effective loss of $17,000 and an ineffective loss in the amount of $85,000, both of which were recorded in cost of goods sold. There were no balances remaining on these derivatives as of December 31, 2010 and 2009.

Commodity Risk – Non-Designated Hedges – The Company uses derivative instruments to lock in prices for certain amounts of corn and ethanol by entering into forward contracts for those commodities. These derivatives are not designated for special hedge accounting treatment. The changes in fair value of these contracts are recorded on the balance sheet and recognized immediately in cost of goods sold. The Company recognized a loss of $178,000 and $249,000 as the change in the fair value of these contracts for the years ended December 31, 2010 and 2009, respectively. The notional balances remaining on these contracts as of December 31, 2010 and 2009 were $237,000 and $319,000, respectively.

Interest Rate Risk – The Company uses derivative instruments to minimize significant unanticipated income fluctuations that may arise from rising variable interest rate costs associated with existing and anticipated borrowings. To meet these objectives the Company purchased interest rate caps and swaps. During the year ended December 31, 2010, through both divesture of its investment and resulting deconsolidation of Front Range, and the emergence of the Plant Owners from bankruptcy, all interest rate caps and swaps were removed from the Company’s consolidated statement of position as of December 31, 2010.

Over the past two years, these derivatives were, at times, designated and documented as cash flow hedges, with effectiveness evaluated by assessing the probability of anticipated interest expense and regressing the historical value of the rates against the historical value in the existing and anticipated debt. The Company recognized gains from undesignated hedges of $1,227,000 in interest expense, net, for the year ended December 31, 2010. The Company recognized gains from effectiveness in the amount of $190,000 and gains from undesignated hedges of $2,529,000 in interest expense, net, for the year ended December 31, 2009. These gains and losses resulted primarily from the Company’s efforts to restructure its indebtedness prior to the Plant Owners’ Chapter 11 Filings, therefore making it not probable that the related borrowings would be paid as designated. As such, the Company de-designated certain of its interest rate caps and swaps.

Non Designated Derivative Instruments – The classification and amounts of the Company’s derivatives not designated as hedging instruments are as follows (in thousands):

	As of December 31, 2010
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Commodity contracts	Other current assets	$—	Derivative instruments	$15
		$—		$15

	As of December 31, 2009
	Assets		Liabilities
Type of Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Interest rate contracts	Other current assets	$21	Derivative instruments	$971
			Liabilities subject to compromise	2,875
		$21		$3,846

The classification and amounts of the Company’s recognized gains (losses) for its derivatives not designated as hedging instruments are as follow (in thousands):

		Realized Gain (Loss)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2010	2009

Commodity contracts	Cost of goods sold	$(163)	$—
		$(163)	$—

		Unrealized Gain (Loss)
		For the Years Ended December 31,
Type of Instrument	Statements of Operations Location	2010	2009

Commodity contracts	Cost of goods sold	$(15)	$—
Interest rate contracts	Interest expense, net	1,227	2,529
		$1,212	$2,529

The gains for the year ended December 31, 2010 resulted from the Plant Owners’ exit from bankruptcy. The gains for the year ended December 31, 2009 resulted primarily from the Company’s efforts to restructure its indebtedness and, therefore, making it not probable that the related borrowings would be paid as designated. As such, the Company de-designated certain of its interest rate caps and swaps.